PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES
Summary of financial information of Group's VIEs

	As of December 31,
	2012	2013
	RMB	RMB
Total assets	7,038	7,180
Total liabilities	166	130

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Total revenues	7,931	2,340	98
Net income	281	1,730	161

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(926)	1,400	274
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Net (decrease) increase in cash	(926)	1,400	274
Cash, beginning of year	5,929	5,003	6,403

Cash, end of year	5,003	6,403	6,677

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of assumptions used to estimate the fair value of stock options

	2011	2012	2013
Risk-free interest rate	1.58%	0.59%	0.76%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	48%	53%	49%
Fair value of the common share on date of option grant	US$28.72	US$23.79	US$30.14